Operating Lease Arrangements	12 Months Ended
Dec. 31, 2017
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Operating Lease Arrangements
32.	OPERATING LEASE ARRANGEMENTS

Except those discussed in Note 18, the Company and its subsidiary, ASE Test, Inc., lease the land on which their buildings are located under various operating lease agreements with the ROC government expiring through January 2037. The agreements grant these entities the option to renew the leases and reserve the right for the lessor to adjust the lease payments upon an increase in the assessed value of the land and to terminate the leases under certain conditions. In addition, the Group leases buildings, machinery and equipment under operating leases.

The subsidiaries’ offices located in U.S.A. and Japan, etc. are leased from other parties and the lease terms will expire through 2018 to 2023 with the option to renew the leases upon expiration.

The Group recognized rental expense of NT$1,390,821 thousand, NT$1,411,533 thousand and NT$ 1,193,477 thousand (US$40,266 thousand) for the years ended December 31, 2015, 2016 and 2017, respectively, from the aforementioned operating lease arrangements and the land use rights disclosed in Note 18.

As of December 31, 2017, the future minimum lease payments of non-cancellable operating lease commitments were as follows:

	NT$	US$ (Note 4)

Less than 1 year	$246,026	$8,300
1-5 years	439,408	14,825
More than 5 years	419,232	14,144

	$1,104,666	$37,269